Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

For the years ended December 31, 2023, 2024 and 2025, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Rental fee charged by a related party	$198	$196	$181